Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Reconciliation of Financial Statements to Form 5500
Reconciliation of Financial Statements to Form 5500
G.	Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 as of December 31:

	2025	2024
Net assets available for benefits per financial statements	$508,871,923	$473,772,083
Allowance for notes receivable from participants	466,000	438,000
Net assets available for benefits per Form 5500	$509,337,923	$474,210,083

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to Form 5500 for the year ended December 31:

	2025	2024
Net increase in net assets available for benefits per financial statements	$35,099,840	$58,606,217
Allowance utilized for deemed distributions	(410,770)	(494,773)
Reserve for deemed distributions	438,770	515,773
Net increase in net assets available for benefits per Form 5500	$35,127,840	$58,627,217